Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Raw materials	$ 2,251	$ 2,450
Work in progress	1,387	3,636
Finished goods	10,464	12,569
Total inventories	$ 14,102	$ 18,655